Not FDIC Insured May Lose Value No Bank Guarantee
325-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 12

Templeton Global Investment Trust
Schedule of Investments (unaudited), March 31, 2022
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 48.8%
China 1.6%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 418,800 $ 5,715,280
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 14,790 2,737,333
8,452,613
France 0.8%
Dassault Aviation SA .............. Aerospace & Defense 26,270 4,149,043
Germany 1.0%
a
Continental AG .................. Auto Components 24,511 1,757,340
Deutsche Boerse AG .............. Capital Markets 19,935 3,589,003
5,346,343
Hong Kong 1.3%
AIA Group Ltd. .................. Insurance 661,800 6,910,484
India 1.1%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 189,149 5,902,437
Ireland 0.5%
a
Ryanair Holdings plc, ADR ......... Airlines 29,900 2,604,888
Japan 3.2%
Hitachi Ltd. ..................... Industrial Conglomerates 113,500 5,680,717
Honda Motor Co. Ltd. ............. Automobiles 169,800 4,813,717
Seria Co. Ltd. ................... Multiline Retail 141,600 3,215,262
Toyota Industries Corp. ............ Machinery 43,700 3,014,510
16,724,206
Netherlands 1.5%
NN Group NV ................... Insurance 70,738 3,585,401
SBM Offshore NV ................ Energy Equipment & Services 277,370 4,397,628
7,983,029
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 4,646,498 —
—
South Korea 1.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 118,294 6,754,340
Spain 0.4%
a
Amadeus IT Group SA ............ IT Services 33,447 2,174,955
Switzerland 0.8%
Adecco Group AG ................ Professional Services 92,829 4,210,868
Taiwan 1.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 443,300 9,099,837
United Kingdom 5.9%
a
Allfunds Group plc ................ Capital Markets 139,027 1,592,768
AstraZeneca plc ................. Pharmaceuticals 34,123 4,525,499
Compass Group plc .............. Hotels, Restaurants & Leisure 162,596 3,499,348
Diageo plc ..................... Beverages 100,236 5,084,816
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 59,100 893,592
Imperial Brands plc ............... Tobacco 140,833 2,966,837
a
Informa plc ..................... Media 454,787 3,563,536

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,d
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 134,248 $ 4,503,007
Prudential plc, (HKD Traded) ........ Insurance 27,150 392,393
Prudential plc, (GBP Traded) ........ Insurance 251,954 3,719,949
30,741,745
United States 27.6%
a
Alphabet, Inc., A ................. Interactive Media & Services 2,843 7,907,378
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 2,823 9,202,839
American Express Co. ............ Consumer Finance 22,900 4,282,300
a
Array Technologies, Inc. ........... Electrical Equipment 233,500 2,631,545
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 18,800 6,634,708
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 2,943 6,911,488
Comcast Corp., A ................ Media 152,124 7,122,446
DuPont de Nemours, Inc. .......... Chemicals 65,500 4,819,490
a
DXC Technology Co. .............. IT Services 184,800 6,030,024
a
F5, Inc. ........................ Communications Equipment 39,800 8,316,210
FedEx Corp. .................... Air Freight & Logistics 29,300 6,779,727
Freeport-McMoRan, Inc. ........... Metals & Mining 39,600 1,969,704
General Dynamics Corp. ........... Aerospace & Defense 18,400 4,437,712
HCA Healthcare, Inc. .............. Health Care Providers & Services 12,500 3,132,750
International Paper Co. ............ Containers & Packaging 77,600 3,581,240
Keurig Dr Pepper, Inc. ............. Beverages 89,700 3,399,630
a
LivaNova plc .................... Health Care Equipment & Supplies 21,800 1,783,894
LyondellBasell Industries NV, A ...... Chemicals 51,700 5,315,794
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 61,900 5,292,450
Medtronic plc ................... Health Care Equipment & Supplies 26,900 2,984,555
a
Meta Platforms, Inc., A ............ Interactive Media & Services 15,022 3,340,292
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 27,700 2,157,553
Paramount Global, B .............. Media 96,300 3,641,103
a
Sabre Corp. .................... IT Services 143,500 1,640,205
a
Southwest Airlines Co. ............ Airlines 56,900 2,606,020
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 47,600 6,109,460
UnitedHealth Group, Inc. ........... Health Care Providers & Services 12,910 6,583,713
a
Walt Disney Co. (The) ............. Entertainment 41,700 5,719,572
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 52,600 5,058,542
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 43,400 5,550,860
144,943,204
Total Common Stocks (Cost $217,905,403) .....................................
255,997,992
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 2,809,081 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,816,660 EUR —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds
(continued)
South Africa (continued)
b,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 1,584,414 $ —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 24.1%
Argentina 1.7%
f
Argentina BONCER ,
Index Linked, 1.3%, 9/20/22 ....... 179,385,812 ARS 962,395
Index Linked, 1.4%, 3/25/23 ....... 626,439,365 ARS 3,373,572
Index Linked, 1.45%, 8/13/23 ...... 34,751,428 ARS 188,585
Index Linked, 1.5%, 3/25/24 ....... 539,489,339 ARS 2,866,430
Argentina Government Bond ,
16%, 10/17/23 ................. 308,428,000 ARS 1,084,005
15.5%, 10/17/26 ................ 243,952,000 ARS 526,415
9,001,402
Brazil 1.3%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 6,510,000 BRL 1,324,467
10%, 1/01/27 .................. 19,590,000 BRL 3,915,891
10%, 1/01/29 .................. 2,780,000 BRL 545,020
10%, 1/01/31 .................. 4,450,000 BRL 854,101
6,639,479
Colombia 1.7%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 52,000,000 COP 13,496
Senior Bond, 9.85%, 6/28/27 ...... 83,000,000 COP 23,023
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 1,382,200,000 COP 367,015
B, 10%, 7/24/24 ................ 1,738,000,000 COP 473,231
B, 6.25%, 11/26/25 .............. 3,538,000,000 COP 854,701
B, 7.5%, 8/26/26 ............... 26,717,000,000 COP 6,634,664
B, 5.75%, 11/03/27 .............. 2,434,000,000 COP 545,795
8,911,925
Dominican Republic 0.5%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 1,240,000 1,080,362
Senior Bond, 144A, 5.875%, 1/30/60 1,480,000 1,272,800
2,353,162
Ecuador 1.2%
d
Ecuador Government Bond ,
Senior Bond, 144A, 0.5%, 7/31/35 .. 6,275,000 4,110,188
Senior Bond, 144A, 0.5%, 7/31/40 .. 599,000 340,537
Senior Note, 144A, 0.5%, 7/31/30 .. 2,460,000 2,045,515
6,496,240

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt 0.7%
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 400,000 $ 363,408
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,140,000 998,577
Senior Bond, 144A, 8.5%, 1/31/47 .. 760,000 650,135
Senior Bond, 144A, 7.903%, 2/21/48 240,000 195,623
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 171,554
Senior Bond, 144A, 8.875%, 5/29/50 780,000 677,368
Senior Bond, 144A, 8.75%, 9/30/51 . 400,000 345,757
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 406,582
3,809,004
El Salvador 0.0%
†
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 47,560
Ghana 1.5%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 8,040,000 GHS 1,080,327
20.75%, 1/16/23 ................ 640,000 GHS 87,817
18.85%, 9/28/23 ................ 1,750,000 GHS 234,305
19.25%, 12/18/23 ............... 580,000 GHS 77,294
19.75%, 3/25/24 ................ 6,470,000 GHS 858,445
19%, 11/02/26 ................. 25,220,000 GHS 3,161,371
19.75%, 3/15/32 ................ 18,450,000 GHS 2,274,562
Senior Note, 18.5%, 1/02/23 ...... 390,000 GHS 52,684
Senior Note, 17.6%, 2/20/23 ...... 50,000 GHS 6,710
Senior Note, 17.25%, 7/31/23 ...... 1,420,000 GHS 187,579
Senior Note, 18.3%, 3/02/26 ...... 105,000 GHS 13,083
8,034,177
India 3.2%
India Government Bond ,
7.16%, 5/20/23 ................ 83,000,000 INR 1,122,661
8.2%, 9/24/25 ................. 289,100,000 INR 4,074,102
7.59%, 1/11/26 ................. 369,200,000 INR 5,116,347
7.27%, 4/08/26 ................ 280,500,000 INR 3,850,945
Senior Note, 5.22%, 6/15/25 ...... 93,000,000 INR 1,208,927
Senior Note, 5.15%, 11/09/25 ...... 115,000,000 INR 1,481,279
16,854,261
Indonesia 4.3%
Indonesia Government Bond ,
FR46, 9.5%, 7/15/23 ............ 46,249,000,000 IDR 3,448,407
FR70, 8.375%, 3/15/24 .......... 69,668,000,000 IDR 5,213,294
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,679,813
FR86, 5.5%, 4/15/26 ............ 142,120,000,000 IDR 9,928,619
22,270,133
Mexico 0.3%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Bond, 8%, 12/07/23 ..... 23,070,000 MXN 1,152,746
M 20, 10%, 12/05/24 ............ 8,530,000 MXN 444,391
1,597,137

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia 0.2%
d
Mongolia Government Bond ,
144A, 4.45%, 7/07/31 ............ 400,000 $ 361,594
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 197,851
Senior Note, 144A, 3.5%, 7/07/27 .. 400,000 363,916
923,361
South Korea 6.0%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 5,160,000,000 KRW 4,211,202
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 876,000,000 KRW 722,732
3.375%, 9/10/23 ................ 643,000,000 KRW 538,899
0.875%, 12/10/23 ............... 12,469,000,000 KRW 10,026,988
1.875%, 3/10/24 ................ 2,205,000,000 KRW 1,797,598
1.375%, 9/10/24 ................ 5,035,400,000 KRW 4,023,429
3%, 9/10/24 ................... 745,000,000 KRW 618,676
Senior Note, 1.125%, 6/10/24 ...... 12,125,400,000 KRW 9,688,224
31,627,748
Sri Lanka 0.3%
d
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 297,822
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 760,000
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 95,320
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 97,000
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 100,088
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 200,000
1,550,230
Supranational 0.6%
g
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 60,000,000 MXN 2,907,252
Thailand 0.6%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 34,730,000 THB 1,035,149
1%, 6/17/27 ................... 42,040,000 THB 1,224,347
Thailand Treasury Bond, Senior Note,
0.66%, 11/22/23 ................ 35,490,000 THB 1,063,991
3,323,487
Total Foreign Government and Agency Securities (Cost $165,746,034) ............
126,346,558
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $388,040,957) ...............................
382,344,550

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.67 MXN, Expires 9/27/22 .. 1 1,146,000 $ 18,712
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.69 MXN, Expires 5/24/22 ....... 1 5,561,000 4,567
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,405,000 31,785
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,406,000 28,301
83,365
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.31 MXN, Expires 5/26/22 ....... 1 401,000 1,398
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 456,000 3,963
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
20.17 MXN, Expires 5/26/22 ....... 1 802,000 15,270
20,631
Total Options Purchased (Cost $418,082) ......................................
103,996
Short Term Investments 24.9%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.4%
Argentina 0.1%
f,h
Letras de la Nacion Argentina con Ajuste
por CER , Index Linked, 5/23/22 .... 76,885,799 ARS 411,129
Brazil 3.7%
h
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 11,220,000 BRL 1,929,274
7/01/24 ...................... 52,870,000 BRL 8,663,160
1/01/25 ...................... 57,070,000 BRL 8,880,152
19,472,586
Singapore 2.5%
h
Singapore Treasury Bills ,
5/13/22 ...................... 750,000 SGD 552,805
5/20/22 ...................... 11,430,000 SGD 8,422,975
1/24/23 ...................... 5,300,000 SGD 3,878,642
12,854,422

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 0.1%
h
Thailand Treasury Bills , 6/22/22 ......
20,200,000 THB $ 606,514
Total Foreign Government and Agency Securities (Cost $32,723,026) ..............
33,344,651
Industry Shares
Money Market Funds 18.5%
United States 18.5%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 97,249,498 97,249,498
Total Money Market Funds (Cost $97,249,498) ..................................
97,249,498
a a a a a
Total Short Term Investments (Cost $129,972,524 ) ...............................
130,594,149
a a a
a
Total Investments (Cost $518,431,563) 97.8% ...................................
$513,042,695
Options Written (0.0) %
†
......................................................
(35,158)
Other Assets, less Liabilities 2.2% .............................................
11,828,477
Net Assets 100.0% ...........................................................
$524,836,014
a a a
a
a a
Number of
Contracts
Notional
Amount
#
a
a a a a a a
Options Written (0.0)%
†
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 456,000 (3,787)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 23.09 MXN, Expires 9/27/22 .. 1 573,000 (4,181)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
25.65 MXN, Expires 5/24/22 ....... 1 2,185,000 (236)
(8,204)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
19.84 MXN, Expires 5/26/22 ....... 1 1,203,000 (12,747)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 456,000 (14,207)
(26,954)
Total Options Written (Premiums received $55,546) .............................
$ (35,158)

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 3 .
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $19,682,564, representing 3.8% of net assets.
e
Income may be received in additional securities and/or cash.
f
Redemption price at maturity is adjusted for inflation.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 7 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. DBAB Sell 653,864 6,689,000 NOK 4/01/22 $ 36,506 $ —
Euro ............. JPHQ Sell 11,741,488 120,073,113 NOK 4/01/22 650,790 —
Norwegian Krone ... DBAB Sell 6,689,000 678,652 EUR 4/01/22 — (9,080)
Norwegian Krone ... JPHQ Sell 120,073,113 12,179,406 EUR 4/01/22 — (166,277)
Russian Ruble ..... JPHQ Buy 22,879,310 204,225 4/01/22 77,367 —
Russian Ruble ..... JPHQ Sell 22,879,310 206,120 4/01/22 — (75,472)
Chilean Peso ...... JPHQ Buy 764,851,089 884,068 4/05/22 87,880 —
Chilean Peso ...... JPHQ Sell 764,851,089 969,393 4/05/22 — (2,554)
Indian Rupee ...... JPHQ Buy 113,941,400 1,500,809 4/07/22 — (878)
Indian Rupee ...... CITI Buy 110,703,100 1,461,427 4/08/22 — (4,360)
Indian Rupee ...... JPHQ Buy 147,383,500 1,942,579 4/08/22 — (2,728)
Chilean Peso ...... GSCO Buy 383,191,856 474,835 4/11/22 11,645 —
Chilean Peso ...... JPHQ Buy 1,262,000,000 1,505,069 4/11/22 97,098 —
Indian Rupee ...... CITI Buy 133,442,300 1,750,293 4/12/22 4,932 —
Indian Rupee ...... HSBK Buy 133,568,000 1,748,959 4/12/22 7,918 —
Euro ............. JPHQ Sell 2,085,178 21,150,000 SEK 4/13/22 — (58,398)
Mexican Peso ...... CITI Buy 36,742,000 1,765,509 4/13/22 78,753 —
Mexican Peso ...... CITI Sell 36,742,000 1,756,310 4/13/22 — (87,952)
Euro ............. DBAB Sell 1,640,547 16,628,116 SEK 4/14/22 — (47,241)
Euro ............. DBAB Sell 1,242,835 12,471,100 SEK 4/19/22 — (49,258)
Chilean Peso ...... GSCO Buy 1,180,420,130 1,450,933 5/03/22 42,376 —
Euro ............. HSBK Sell 2,938,382 4,364,673 CAD 5/03/22 236,974 —
Euro ............. JPHQ Sell 4,242,332 6,222,415 CAD 5/03/22 278,837 —
Indian Rupee ...... CITI Buy 82,812,900 1,095,119 5/10/22 — (10,511)
Chilean Peso ...... GSCO Buy 681,736,936 859,498 5/11/22 1,691 —
Chinese Yuan ...... JPHQ Buy 29,990,050 4,685,433 5/11/22 22,388 —
Chilean Peso ...... GSCO Buy 487,000,000 603,582 5/16/22 11,042 —
Australian Dollar .... MSCO Sell 3,379,000 2,410,606 5/17/22 — (119,667)
Indian Rupee ...... HSBK Buy 133,941,730 1,741,606 5/17/22 11,143 —
Euro ............. DBAB Sell 677,172 6,689,000 NOK 5/18/22 9,250 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. DBAB Sell 4,049,132 41,596,330 SEK 5/18/22 $ — $ (59,425)
Russian Ruble ..... MSCO Buy 200,145,100 2,563,498 5/23/22 — (270,757)
Russian Ruble ..... MSCO Sell 200,145,100 1,461,923 5/23/22 — (830,818)
Russian Ruble ..... JPHQ Buy 23,164,615 256,203 5/25/22 8,626 —
Russian Ruble ..... JPHQ Sell 23,164,615 185,317 5/25/22 — (79,512)
Mexican Peso ...... CITI Buy 36,742,000 1,750,116 5/31/22 77,666 —
Mexican Peso ...... CITI Sell 36,917,000 1,668,110 5/31/22 — (168,379)
Australian Dollar .... CITI Sell 6,151,000 4,598,112 6/07/22 10,588 (20,566)
Japanese Yen ...... CITI Buy 519,174,000 4,598,621 6/07/22 — (326,815)
Japanese Yen ...... CITI Sell 519,174,000 4,387,228 6/07/22 115,422 —
Thai Baht ......... DBAB Buy 130,900,000 4,027,383 6/07/22 — (89,277)
Chinese Yuan ...... BOFA Buy 23,581,730 3,650,694 6/08/22 45,402 —
Chinese Yuan ...... BOFA Buy 19,668,730 3,092,470 6/09/22 — (9,824)
Chinese Yuan ...... CITI Buy 30,403,810 4,706,982 6/09/22 58,154 —
Chinese Yuan ...... JPHQ Buy 11,668,020 1,807,168 6/10/22 21,455 —
Russian Ruble ..... DBAB Buy 313,041,100 3,988,199 6/10/22 — (340,106)
Russian Ruble ..... DBAB Sell 313,041,100 2,213,250 6/10/22 — (1,434,842)
Mexican Peso ...... MSCO Sell 16,561,000 789,392 6/13/22 — (32,543)
Chilean Peso ...... GSCO Buy 3,071,765,074 3,740,723 6/15/22 114,240 —
Chinese Yuan ...... HSBK Buy 21,692,020 3,408,551 6/15/22 — (9,747)
Euro ............. DBAB Sell 648,944 6,561,800 SEK 6/15/22 — (20,989)
Euro ............. DBAB Sell 1,059,287 10,786,400 NOK 6/16/22 49,488 —
Chilean Peso ...... JPHQ Buy 1,449,610,000 1,755,826 6/17/22 62,688 —
New Zealand Dollar . BOFA Buy 1,200,000 804,480 6/17/22 26,039 —
Euro ............. DBAB Sell 851,288 8,716,000 NOK 6/20/22 44,994 —
Euro ............. DBAB Sell 3,438,599 35,502,500 NOK 6/22/22 215,001 —
Euro ............. JPHQ Sell 669,000 765,822 6/22/22 23,292 —
Euro ............. JPHQ Sell 1,931,482 2,771,600 CAD 6/22/22 72,786 —
Australian Dollar .... CITI Sell 2,121,000 1,584,747 6/27/22 — (4,924)
Chilean Peso ...... JPHQ Buy 764,851,089 954,394 6/29/22 2,886 —
Euro ............. DBAB Sell 1,006,479 10,392,000 SEK 7/06/22 — (10,042)
Chinese Yuan ...... CITI Buy 19,903,590 3,088,318 7/12/22 26,617 —
Chinese Yuan ...... HSBK Buy 21,550,930 3,352,300 7/18/22 19,697 —
Euro ............. DBAB Sell 1,020,706 10,071,000 NOK 7/19/22 9,193 —
Euro ............. DBAB Sell 1,240,535 12,471,100 SEK 7/19/22 — (48,764)
Euro ............. JPHQ Sell 1,373,039 13,536,100 NOK 7/19/22 11,088 —
Australian Dollar .... DBAB Sell 3,330,000 2,394,464 7/25/22 — (102,769)
Euro ............. DBAB Sell 1,877,000 2,146,198 7/27/22 58,811 —
Indian Rupee ...... JPHQ Buy 113,619,700 1,492,051 7/27/22 — (16,416)
Euro ............. HSBK Sell 12,106,495 17,473,018 CAD 8/03/22 503,078 —
Euro ............. JPHQ Sell 1,918,773 2,771,610 CAD 8/03/22 81,565 —
Chilean Peso ...... GSCO Buy 712,184,411 848,546 8/08/22 36,344 —
Chinese Yuan ...... JPHQ Buy 14,973,410 2,341,725 8/22/22 — (1,926)
Russian Ruble ..... JPHQ Buy 41,419,900 518,427 8/24/22 — (19,356)
Russian Ruble ..... JPHQ Sell 41,419,900 274,304 8/24/22 — (224,768)
Russian Ruble ..... MSCO Buy 123,931,100 1,433,558 8/24/22 59,698 —
Russian Ruble ..... MSCO Sell 123,931,100 821,552 8/24/22 — (671,704)
Mexican Peso ...... MSCO Sell 14,156,000 675,623 8/31/22 — (16,539)
South Korean Won .. HSBK Buy 11,700,000,000 9,520,710 9/14/22 117,259 —
Euro ............. DBAB Sell 715,005 7,070,900 NOK 9/15/22 5,870 —
Russian Ruble ..... DBAB Buy 182,569,600 2,273,311 9/15/22 — (125,292)
Russian Ruble ..... DBAB Sell 182,569,600 1,337,891 9/15/22 — (810,127)
Euro ............. DBAB Sell 4,134,032 43,650,000 SEK 9/19/22 54,612 —
Euro ............. JPHQ Sell 12,646,141 125,772,700 NOK 9/19/22 181,705 —
Australian Dollar .... CITI Sell 1,464,000 1,071,929 9/21/22 — (27,227)
New Zealand Dollar . CITI Buy 1,410,000 959,494 9/21/22 14,282 —
New Zealand Dollar . JPHQ Buy 5,360,000 3,654,823 9/21/22 46,905 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 3.
See Abbreviations on page 17 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... JPHQ Buy 764,848,911 922,839 10/26/22 $ 14,269 $ —
Mexican Peso ...... MSCO Sell 11,089,000 507,622 12/27/22 — (21,908)
Chilean Peso ...... GSCO Buy 523,350,000 619,642 3/07/23 8,014 —
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 — (11,834)
Total Forward Exchange Contracts ................................................... $3,864,324 $(6,441,572)
Net unrealized appreciation (depreciation) ............................................ $(2,577,248)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 3,000,000 $ 65,493 $ — $ 65,493
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 1,600,000 42,309 — 42,309
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 890,000 (2,546) — (2,546)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 890,000 (11,609) — (11,609)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 890,000 (8,620) — (8,620)
Total Interest Rate Swap Contracts ............................... $85,027 $ — $85,027

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. The Fund did not hold any futures contracts at period end.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
 At March 31, 2022, the Fund had 1.8% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
3. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
6. Restricted Securities
At March 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2022, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2022.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 73,639,085 $ 76,064,994 $ (52,454,581) $ — $ — $ 97,249,498 97,249,498 $ 1,610
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $1,130,000 $(1,130,000) $— $— $— — $2
Total Affiliated Securities ... $73,639,085 $77,194,994 $(53,584,581) $— $— $97,249,498 $1,612

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 2,737,333 $ 5,715,280 $ — $ 8,452,613
France .............................. — 4,149,043 — 4,149,043
Germany ............................ — 5,346,343 — 5,346,343
Hong Kong ........................... — 6,910,484 — 6,910,484
India ................................ — 5,902,437 — 5,902,437
Ireland .............................. 2,604,888 — — 2,604,888
Japan ............................... — 16,724,206 — 16,724,206
Netherlands .......................... — 7,983,029 — 7,983,029
South Africa .......................... — — —
a
—
South Korea .......................... — 6,754,340 — 6,754,340
Spain ............................... — 2,174,955 — 2,174,955
Switzerland ........................... — 4,210,868 — 4,210,868
Taiwan .............................. — 9,099,837 — 9,099,837
United Kingdom ....................... 893,592 29,848,153 — 30,741,745
United States ......................... 144,943,204 — — 144,943,204
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 126,346,558 — 126,346,558
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 103,996 — 103,996
Short Term Investments ................... 97,249,498 33,344,651 — 130,594,149
Total Investments in Securities ........... $248,428,515 $264,614,180
b
$— $513,042,695
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,864,324 $ — $ 3,864,324
Restricted Currency (ARS) ................. — 53,360 — 53,360
Swap contracts ......................... — 107,802 — 107,802
Total Other Financial Instruments ......... $— $4,025,486 $— $4,025,486
Receivables:
Interest (ARS) ........................... $— $211,850 $— $211,850
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 35,158 $ — $ 35,158
Forward exchange contracts ................ $ — $ 6,441,572 $ — $ 6,441,572
Swap contracts .......................... — 22,775 — 22,775
Total Other Financial Instruments ......... $— $6,499,505 $— $6,499,505
Payables:
Deferred Tax (ARS) ....................... $— $394 $— $394
a
Includes securities determined to have no value at March 31, 2022.
b
Includes foreign securities valued at $104,818,975, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Schedule of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
ARS
Argentine Peso
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.